Shareholder Report, Holdings (Details)	Oct. 31, 2024
Steward Covered Call Income Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.30%
Steward Covered Call Income Fund - Class A | Written Call Options [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Steward Covered Call Income Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Steward Covered Call Income Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.30%
Steward Covered Call Income Fund - Class C | Written Call Options [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Steward Covered Call Income Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Steward Covered Call Income Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.30%
Steward Covered Call Income Fund - Institutional Class | Written Call Options [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Steward Covered Call Income Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Steward Equity Market Neutral Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	47.10%
Steward Equity Market Neutral Fund - Class A | Written Call Options [Member]
Holdings [Line Items]
Percent of Total Investments	46.10%
Steward Equity Market Neutral Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Steward Equity Market Neutral Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	47.10%
Steward Equity Market Neutral Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Steward Equity Market Neutral Fund - Institutional Class | Common Stocks Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	46.10%
Steward Global Equity Income Fund - Class A | Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Steward Global Equity Income Fund - Class A | Cigna Group (The)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Steward Global Equity Income Fund - Class A | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Steward Global Equity Income Fund - Class A | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Steward Global Equity Income Fund - Class A | Gap, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Steward Global Equity Income Fund - Class A | Paychex, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Global Equity Income Fund - Class A | ASE Industrial Holding Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Global Equity Income Fund - Class A | Juniper Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Global Equity Income Fund - Class A | International Business Machines Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Global Equity Income Fund - Class A | NatWest Group PLC, Sponsored ADR
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Global Equity Income Fund - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Steward Global Equity Income Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Steward Global Equity Income Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Steward Global Equity Income Fund - Class A | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Steward Global Equity Income Fund - Class A | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Steward Global Equity Income Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Steward Global Equity Income Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Steward Global Equity Income Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Steward Global Equity Income Fund - Class A | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Steward Global Equity Income Fund - Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Steward Global Equity Income Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Steward Global Equity Income Fund - Class A | Materials And processing One [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Steward Global Equity Income Fund - Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Steward Global Equity Income Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Steward Global Equity Income Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.30%
Steward Global Equity Income Fund - Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Steward Global Equity Income Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Steward Global Equity Income Fund - Class A | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Steward Global Equity Income Fund - Class A | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Steward Global Equity Income Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Steward Global Equity Income Fund - Class C | Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Steward Global Equity Income Fund - Class C | Cigna Group (The)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Steward Global Equity Income Fund - Class C | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Steward Global Equity Income Fund - Class C | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Steward Global Equity Income Fund - Class C | Gap, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Steward Global Equity Income Fund - Class C | Paychex, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Global Equity Income Fund - Class C | ASE Industrial Holding Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Global Equity Income Fund - Class C | Juniper Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Global Equity Income Fund - Class C | International Business Machines Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Global Equity Income Fund - Class C | NatWest Group PLC, Sponsored ADR
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Global Equity Income Fund - Class C | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Steward Global Equity Income Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Steward Global Equity Income Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Steward Global Equity Income Fund - Class C | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Steward Global Equity Income Fund - Class C | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Steward Global Equity Income Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Steward Global Equity Income Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Steward Global Equity Income Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Steward Global Equity Income Fund - Class C | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Steward Global Equity Income Fund - Class C | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Steward Global Equity Income Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Steward Global Equity Income Fund - Class C | Materials And processing One [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Steward Global Equity Income Fund - Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Steward Global Equity Income Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Steward Global Equity Income Fund - Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.30%
Steward Global Equity Income Fund - Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Steward Global Equity Income Fund - Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Steward Global Equity Income Fund - Class C | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Steward Global Equity Income Fund - Class C | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Steward Global Equity Income Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Steward Global Equity Income Fund - Class R6 | Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Steward Global Equity Income Fund - Class R6 | Cigna Group (The)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Steward Global Equity Income Fund - Class R6 | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Steward Global Equity Income Fund - Class R6 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Steward Global Equity Income Fund - Class R6 | Gap, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Steward Global Equity Income Fund - Class R6 | Paychex, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Global Equity Income Fund - Class R6 | ASE Industrial Holding Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Global Equity Income Fund - Class R6 | Juniper Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Global Equity Income Fund - Class R6 | International Business Machines Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Global Equity Income Fund - Class R6 | NatWest Group PLC, Sponsored ADR
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Global Equity Income Fund - Class R6 | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Steward Global Equity Income Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Steward Global Equity Income Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Steward Global Equity Income Fund - Class R6 | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Steward Global Equity Income Fund - Class R6 | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Steward Global Equity Income Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Steward Global Equity Income Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Steward Global Equity Income Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Steward Global Equity Income Fund - Class R6 | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Steward Global Equity Income Fund - Class R6 | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Steward Global Equity Income Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Steward Global Equity Income Fund - Class R6 | Materials And processing One [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Steward Global Equity Income Fund - Class R6 | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Steward Global Equity Income Fund - Class R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Steward Global Equity Income Fund - Class R6 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.30%
Steward Global Equity Income Fund - Class R6 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Steward Global Equity Income Fund - Class R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Steward Global Equity Income Fund - Class R6 | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Steward Global Equity Income Fund - Class R6 | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Steward Global Equity Income Fund - Class R6 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Steward Global Equity Income Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Steward Global Equity Income Fund - Institutional Class | Cigna Group (The)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Steward Global Equity Income Fund - Institutional Class | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Steward Global Equity Income Fund - Institutional Class | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Steward Global Equity Income Fund - Institutional Class | Gap, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Steward Global Equity Income Fund - Institutional Class | Paychex, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Global Equity Income Fund - Institutional Class | ASE Industrial Holding Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Global Equity Income Fund - Institutional Class | Juniper Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Global Equity Income Fund - Institutional Class | International Business Machines Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Global Equity Income Fund - Institutional Class | NatWest Group PLC, Sponsored ADR
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Global Equity Income Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Steward Global Equity Income Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Steward Global Equity Income Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Steward Global Equity Income Fund - Institutional Class | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Steward Global Equity Income Fund - Institutional Class | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Steward Global Equity Income Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Steward Global Equity Income Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Steward Global Equity Income Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Steward Global Equity Income Fund - Institutional Class | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Steward Global Equity Income Fund - Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Steward Global Equity Income Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Steward Global Equity Income Fund - Institutional Class | Materials And processing One [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Steward Global Equity Income Fund - Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Steward Global Equity Income Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Steward Global Equity Income Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.30%
Steward Global Equity Income Fund - Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Steward Global Equity Income Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Steward Global Equity Income Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Steward Global Equity Income Fund - Institutional Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Steward Global Equity Income Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Steward International Enhanced Index Fund - Class A | Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Steward International Enhanced Index Fund - Class A | Unilever PLC, Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Steward International Enhanced Index Fund - Class A | SAP SE, Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Steward International Enhanced Index Fund - Class A | Shell PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Steward International Enhanced Index Fund - Class A | ASML Holding N.V., Sponsored NYS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Steward International Enhanced Index Fund - Class A | RELX PLC, Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Steward International Enhanced Index Fund - Class A | HSBC Holdings PLC, Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Steward International Enhanced Index Fund - Class A | TotalEnergies SE, Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Steward International Enhanced Index Fund - Class A | BHP Group Ltd., Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Steward International Enhanced Index Fund - Class A | Sony Group Corp., Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Steward International Enhanced Index Fund - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Steward International Enhanced Index Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Steward International Enhanced Index Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Steward International Enhanced Index Fund - Class A | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Steward International Enhanced Index Fund - Class A | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Steward International Enhanced Index Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Steward International Enhanced Index Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Steward International Enhanced Index Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Steward International Enhanced Index Fund - Class A | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Steward International Enhanced Index Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Steward International Enhanced Index Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Steward International Enhanced Index Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Steward International Enhanced Index Fund - Class A | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Steward International Enhanced Index Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Steward International Enhanced Index Fund - Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Steward International Enhanced Index Fund - Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Steward International Enhanced Index Fund - Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Steward International Enhanced Index Fund - Class A | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Steward International Enhanced Index Fund - Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Steward International Enhanced Index Fund - Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Steward International Enhanced Index Fund - Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Steward International Enhanced Index Fund - Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Steward International Enhanced Index Fund - Class A | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Steward International Enhanced Index Fund - Class R6 | Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Steward International Enhanced Index Fund - Class R6 | Unilever PLC, Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Steward International Enhanced Index Fund - Class R6 | SAP SE, Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Steward International Enhanced Index Fund - Class R6 | Shell PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Steward International Enhanced Index Fund - Class R6 | ASML Holding N.V., Sponsored NYS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Steward International Enhanced Index Fund - Class R6 | RELX PLC, Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Steward International Enhanced Index Fund - Class R6 | HSBC Holdings PLC, Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Steward International Enhanced Index Fund - Class R6 | TotalEnergies SE, Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Steward International Enhanced Index Fund - Class R6 | BHP Group Ltd., Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Steward International Enhanced Index Fund - Class R6 | Sony Group Corp., Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Steward International Enhanced Index Fund - Class R6 | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Steward International Enhanced Index Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Steward International Enhanced Index Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Steward International Enhanced Index Fund - Class R6 | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Steward International Enhanced Index Fund - Class R6 | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Steward International Enhanced Index Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Steward International Enhanced Index Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Steward International Enhanced Index Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Steward International Enhanced Index Fund - Class R6 | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Steward International Enhanced Index Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Steward International Enhanced Index Fund - Class R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Steward International Enhanced Index Fund - Class R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Steward International Enhanced Index Fund - Class R6 | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Steward International Enhanced Index Fund - Class R6 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Steward International Enhanced Index Fund - Class R6 | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Steward International Enhanced Index Fund - Class R6 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Steward International Enhanced Index Fund - Class R6 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Steward International Enhanced Index Fund - Class R6 | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Steward International Enhanced Index Fund - Class R6 | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Steward International Enhanced Index Fund - Class R6 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Steward International Enhanced Index Fund - Class R6 | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Steward International Enhanced Index Fund - Class R6 | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Steward International Enhanced Index Fund - Class R6 | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Steward International Enhanced Index Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Steward International Enhanced Index Fund - Institutional Class | Unilever PLC, Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Steward International Enhanced Index Fund - Institutional Class | SAP SE, Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Steward International Enhanced Index Fund - Institutional Class | Shell PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Steward International Enhanced Index Fund - Institutional Class | ASML Holding N.V., Sponsored NYS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Steward International Enhanced Index Fund - Institutional Class | RELX PLC, Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Steward International Enhanced Index Fund - Institutional Class | HSBC Holdings PLC, Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Steward International Enhanced Index Fund - Institutional Class | TotalEnergies SE, Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Steward International Enhanced Index Fund - Institutional Class | BHP Group Ltd., Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Steward International Enhanced Index Fund - Institutional Class | Sony Group Corp., Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Steward International Enhanced Index Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Steward International Enhanced Index Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Steward International Enhanced Index Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Steward International Enhanced Index Fund - Institutional Class | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Steward International Enhanced Index Fund - Institutional Class | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Steward International Enhanced Index Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Steward International Enhanced Index Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Steward International Enhanced Index Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Steward International Enhanced Index Fund - Institutional Class | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Steward International Enhanced Index Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Steward International Enhanced Index Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Steward International Enhanced Index Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Steward International Enhanced Index Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Steward International Enhanced Index Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Steward International Enhanced Index Fund - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Steward International Enhanced Index Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Steward International Enhanced Index Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Steward International Enhanced Index Fund - Institutional Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Steward International Enhanced Index Fund - Institutional Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Steward International Enhanced Index Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Steward International Enhanced Index Fund - Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Steward International Enhanced Index Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Steward International Enhanced Index Fund - Institutional Class | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Steward Large Cap Core Fund - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Steward Large Cap Core Fund - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Steward Large Cap Core Fund - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Steward Large Cap Core Fund - Class A | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Steward Large Cap Core Fund - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Steward Large Cap Core Fund - Class A | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Large Cap Core Fund - Class A | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Steward Large Cap Core Fund - Class A | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Steward Large Cap Core Fund - Class A | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Steward Large Cap Core Fund - Class A | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Steward Large Cap Core Fund - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Steward Large Cap Core Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Steward Large Cap Core Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Steward Large Cap Core Fund - Class A | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Steward Large Cap Core Fund - Class A | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Steward Large Cap Core Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Steward Large Cap Core Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Steward Large Cap Core Fund - Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Steward Large Cap Core Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Steward Large Cap Core Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Steward Large Cap Core Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Steward Large Cap Core Fund - Class R6 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Steward Large Cap Core Fund - Class R6 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Steward Large Cap Core Fund - Class R6 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Steward Large Cap Core Fund - Class R6 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Steward Large Cap Core Fund - Class R6 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Steward Large Cap Core Fund - Class R6 | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Large Cap Core Fund - Class R6 | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Steward Large Cap Core Fund - Class R6 | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Steward Large Cap Core Fund - Class R6 | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Steward Large Cap Core Fund - Class R6 | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Steward Large Cap Core Fund - Class R6 | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Steward Large Cap Core Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Steward Large Cap Core Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Steward Large Cap Core Fund - Class R6 | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Steward Large Cap Core Fund - Class R6 | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Steward Large Cap Core Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Steward Large Cap Core Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Steward Large Cap Core Fund - Class R6 | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Steward Large Cap Core Fund - Class R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Steward Large Cap Core Fund - Class R6 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Steward Large Cap Core Fund - Class R6 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Steward Large Cap Core Fund - Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Steward Large Cap Core Fund - Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Steward Large Cap Core Fund - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Steward Large Cap Core Fund - Institutional Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Steward Large Cap Core Fund - Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Steward Large Cap Core Fund - Institutional Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Large Cap Core Fund - Institutional Class | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Steward Large Cap Core Fund - Institutional Class | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Steward Large Cap Core Fund - Institutional Class | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Steward Large Cap Core Fund - Institutional Class | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Steward Large Cap Core Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Steward Large Cap Core Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Steward Large Cap Core Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Steward Large Cap Core Fund - Institutional Class | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Steward Large Cap Core Fund - Institutional Class | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Steward Large Cap Core Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Steward Large Cap Core Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Steward Large Cap Core Fund - Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Steward Large Cap Core Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Steward Large Cap Core Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Steward Large Cap Core Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Steward Large Cap Growth Fund - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Steward Large Cap Growth Fund - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Steward Large Cap Growth Fund - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Steward Large Cap Growth Fund - Class A | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Steward Large Cap Growth Fund - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Steward Large Cap Growth Fund - Class A | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Steward Large Cap Growth Fund - Class A | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Steward Large Cap Growth Fund - Class A | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Steward Large Cap Growth Fund - Class A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Steward Large Cap Growth Fund - Class A | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Steward Large Cap Growth Fund - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Steward Large Cap Growth Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Steward Large Cap Growth Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Steward Large Cap Growth Fund - Class A | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Steward Large Cap Growth Fund - Class A | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Steward Large Cap Growth Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Steward Large Cap Growth Fund - Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Steward Large Cap Growth Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Steward Large Cap Growth Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Steward Large Cap Growth Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Steward Large Cap Growth Fund - Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Steward Large Cap Growth Fund - Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Steward Large Cap Growth Fund - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Steward Large Cap Growth Fund - Institutional Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Steward Large Cap Growth Fund - Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Steward Large Cap Growth Fund - Institutional Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Steward Large Cap Growth Fund - Institutional Class | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Steward Large Cap Growth Fund - Institutional Class | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Steward Large Cap Growth Fund - Institutional Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Steward Large Cap Growth Fund - Institutional Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Steward Large Cap Growth Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Steward Large Cap Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Steward Large Cap Growth Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Steward Large Cap Growth Fund - Institutional Class | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Steward Large Cap Growth Fund - Institutional Class | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Steward Large Cap Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Steward Large Cap Growth Fund - Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Steward Large Cap Growth Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Steward Large Cap Growth Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Steward Large Cap Growth Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Steward Large Cap Value Fund - Class A | International Business Machines Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Steward Large Cap Value Fund - Class A | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Steward Large Cap Value Fund - Class A | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Steward Large Cap Value Fund - Class A | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Steward Large Cap Value Fund - Class A | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Steward Large Cap Value Fund - Class A | AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Steward Large Cap Value Fund - Class A | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Steward Large Cap Value Fund - Class A | Lowe's Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Steward Large Cap Value Fund - Class A | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Steward Large Cap Value Fund - Class A | Gilead Sciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Steward Large Cap Value Fund - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Steward Large Cap Value Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Steward Large Cap Value Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Steward Large Cap Value Fund - Class A | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Steward Large Cap Value Fund - Class A | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Steward Large Cap Value Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Steward Large Cap Value Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Large Cap Value Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Steward Large Cap Value Fund - Class A | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Steward Large Cap Value Fund - Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Steward Large Cap Value Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Steward Large Cap Value Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Steward Large Cap Value Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	94.40%
Steward Large Cap Value Fund - Class A | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Steward Large Cap Value Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Steward Large Cap Value Fund - Class A | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Steward Large Cap Value Fund - Institutional Class | International Business Machines Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Steward Large Cap Value Fund - Institutional Class | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Steward Large Cap Value Fund - Institutional Class | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Steward Large Cap Value Fund - Institutional Class | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Steward Large Cap Value Fund - Institutional Class | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Steward Large Cap Value Fund - Institutional Class | AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Steward Large Cap Value Fund - Institutional Class | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Steward Large Cap Value Fund - Institutional Class | Lowe's Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Steward Large Cap Value Fund - Institutional Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Steward Large Cap Value Fund - Institutional Class | Gilead Sciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Steward Large Cap Value Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Steward Large Cap Value Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Steward Large Cap Value Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Steward Large Cap Value Fund - Institutional Class | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Steward Large Cap Value Fund - Institutional Class | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Steward Large Cap Value Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Steward Large Cap Value Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Large Cap Value Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Steward Large Cap Value Fund - Institutional Class | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Steward Large Cap Value Fund - Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Steward Large Cap Value Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Steward Large Cap Value Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Steward Large Cap Value Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	94.40%
Steward Large Cap Value Fund - Institutional Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Steward Large Cap Value Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Steward Large Cap Value Fund - Institutional Class | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Steward Select Bond Fund - Class A | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Steward Select Bond Fund - Class A | Northern Institutional Treasury Portfolio (Premier Class) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Steward Select Bond Fund - Class A | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Select Bond Fund - Class A | U.S. Treasury Bonds, 4.00%, 11/15/42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Steward Select Bond Fund - Class A | L3Harris Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Steward Select Bond Fund - Class A | U.S. Treasury Notes, 4.00%, 07/31/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Steward Select Bond Fund - Class A | PayPal Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Steward Select Bond Fund - Class A | Valero Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Steward Select Bond Fund - Class A | NIKE, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Steward Select Bond Fund - Class A | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Steward Select Bond Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Steward Select Bond Fund - Class A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.90%
Steward Select Bond Fund - Class A | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Steward Select Bond Fund - Class A | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Steward Select Bond Fund - Class A | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Steward Select Bond Fund - Class A | U.S. Government Agency Mortgage-Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Select Bond Fund - Institutional Class | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Steward Select Bond Fund - Institutional Class | Northern Institutional Treasury Portfolio (Premier Class) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Steward Select Bond Fund - Institutional Class | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Select Bond Fund - Institutional Class | U.S. Treasury Bonds, 4.00%, 11/15/42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Steward Select Bond Fund - Institutional Class | L3Harris Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Steward Select Bond Fund - Institutional Class | U.S. Treasury Notes, 4.00%, 07/31/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Steward Select Bond Fund - Institutional Class | PayPal Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Steward Select Bond Fund - Institutional Class | Valero Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Steward Select Bond Fund - Institutional Class | NIKE, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Steward Select Bond Fund - Institutional Class | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Steward Select Bond Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Steward Select Bond Fund - Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.90%
Steward Select Bond Fund - Institutional Class | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Steward Select Bond Fund - Institutional Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Steward Select Bond Fund - Institutional Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Steward Select Bond Fund - Institutional Class | U.S. Government Agency Mortgage-Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Steward Values Enhanced Large Cap Fund - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Steward Values Enhanced Large Cap Fund - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Steward Values Enhanced Large Cap Fund - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Steward Values Enhanced Large Cap Fund - Class A | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Steward Values Enhanced Large Cap Fund - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Steward Values Enhanced Large Cap Fund - Class A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Steward Values Enhanced Large Cap Fund - Class A | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Steward Values Enhanced Large Cap Fund - Class A | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Steward Values Enhanced Large Cap Fund - Class A | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Steward Values Enhanced Large Cap Fund - Class A | Eli Lilly And Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Steward Values Enhanced Large Cap Fund - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
Steward Values Enhanced Large Cap Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Steward Values Enhanced Large Cap Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Steward Values Enhanced Large Cap Fund - Class A | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Steward Values Enhanced Large Cap Fund - Class A | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Steward Values Enhanced Large Cap Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Steward Values Enhanced Large Cap Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Steward Values Enhanced Large Cap Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Steward Values Enhanced Large Cap Fund - Class A | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Steward Values Enhanced Large Cap Fund - Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Steward Values Enhanced Large Cap Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Steward Values Enhanced Large Cap Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Steward Values Enhanced Large Cap Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	96.60%
Steward Values Enhanced Large Cap Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Steward Values Enhanced Large Cap Fund - Class A | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Steward Values Enhanced Large Cap Fund - Class R6 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Steward Values Enhanced Large Cap Fund - Class R6 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Steward Values Enhanced Large Cap Fund - Class R6 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Steward Values Enhanced Large Cap Fund - Class R6 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Steward Values Enhanced Large Cap Fund - Class R6 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Steward Values Enhanced Large Cap Fund - Class R6 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Steward Values Enhanced Large Cap Fund - Class R6 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Steward Values Enhanced Large Cap Fund - Class R6 | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Steward Values Enhanced Large Cap Fund - Class R6 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Steward Values Enhanced Large Cap Fund - Class R6 | Eli Lilly And Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Steward Values Enhanced Large Cap Fund - Class R6 | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
Steward Values Enhanced Large Cap Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Steward Values Enhanced Large Cap Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Steward Values Enhanced Large Cap Fund - Class R6 | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Steward Values Enhanced Large Cap Fund - Class R6 | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Steward Values Enhanced Large Cap Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Steward Values Enhanced Large Cap Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Steward Values Enhanced Large Cap Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Steward Values Enhanced Large Cap Fund - Class R6 | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Steward Values Enhanced Large Cap Fund - Class R6 | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Steward Values Enhanced Large Cap Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Steward Values Enhanced Large Cap Fund - Class R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Steward Values Enhanced Large Cap Fund - Class R6 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	96.60%
Steward Values Enhanced Large Cap Fund - Class R6 | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Steward Values Enhanced Large Cap Fund - Class R6 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Steward Values Enhanced Large Cap Fund - Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Steward Values Enhanced Large Cap Fund - Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Steward Values Enhanced Large Cap Fund - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Steward Values Enhanced Large Cap Fund - Institutional Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Steward Values Enhanced Large Cap Fund - Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Steward Values Enhanced Large Cap Fund - Institutional Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Steward Values Enhanced Large Cap Fund - Institutional Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Steward Values Enhanced Large Cap Fund - Institutional Class | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Steward Values Enhanced Large Cap Fund - Institutional Class | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Steward Values Enhanced Large Cap Fund - Institutional Class | Eli Lilly And Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Steward Values Enhanced Large Cap Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
Steward Values Enhanced Large Cap Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Steward Values Enhanced Large Cap Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Steward Values Enhanced Large Cap Fund - Institutional Class | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Steward Values Enhanced Large Cap Fund - Institutional Class | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Steward Values Enhanced Large Cap Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Steward Values Enhanced Large Cap Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Steward Values Enhanced Large Cap Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Steward Values Enhanced Large Cap Fund - Institutional Class | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Steward Values Enhanced Large Cap Fund - Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Steward Values Enhanced Large Cap Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Steward Values Enhanced Large Cap Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Steward Values Enhanced Large Cap Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	96.60%
Steward Values Enhanced Large Cap Fund - Institutional Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Steward Values Enhanced Large Cap Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Steward Values Enhanced Small-Mid Cap Fund - Class A | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Steward Values Enhanced Small-Mid Cap Fund - Class A | Illumina, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Steward Values Enhanced Small-Mid Cap Fund - Class A | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Steward Values Enhanced Small-Mid Cap Fund - Class A | Williams-Sonoma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Steward Values Enhanced Small-Mid Cap Fund - Class A | Dynatrace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Steward Values Enhanced Small-Mid Cap Fund - Class A | US Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Steward Values Enhanced Small-Mid Cap Fund - Class A | United Therapeutics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Steward Values Enhanced Small-Mid Cap Fund - Class A | Chesapeake Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Steward Values Enhanced Small-Mid Cap Fund - Class A | Manhattan Associates, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Steward Values Enhanced Small-Mid Cap Fund - Class A | Interactive Brokers Group, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Steward Values Enhanced Small-Mid Cap Fund - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Steward Values Enhanced Small-Mid Cap Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Steward Values Enhanced Small-Mid Cap Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Steward Values Enhanced Small-Mid Cap Fund - Class A | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Steward Values Enhanced Small-Mid Cap Fund - Class A | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Steward Values Enhanced Small-Mid Cap Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Steward Values Enhanced Small-Mid Cap Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Steward Values Enhanced Small-Mid Cap Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Steward Values Enhanced Small-Mid Cap Fund - Class A | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Steward Values Enhanced Small-Mid Cap Fund - Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Steward Values Enhanced Small-Mid Cap Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Steward Values Enhanced Small-Mid Cap Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Steward Values Enhanced Small-Mid Cap Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	95.90%
Steward Values Enhanced Small-Mid Cap Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Steward Values Enhanced Small-Mid Cap Fund - Class R6 | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Steward Values Enhanced Small-Mid Cap Fund - Class R6 | Illumina, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Steward Values Enhanced Small-Mid Cap Fund - Class R6 | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Steward Values Enhanced Small-Mid Cap Fund - Class R6 | Williams-Sonoma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Steward Values Enhanced Small-Mid Cap Fund - Class R6 | Dynatrace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Steward Values Enhanced Small-Mid Cap Fund - Class R6 | US Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Steward Values Enhanced Small-Mid Cap Fund - Class R6 | United Therapeutics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Steward Values Enhanced Small-Mid Cap Fund - Class R6 | Chesapeake Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Steward Values Enhanced Small-Mid Cap Fund - Class R6 | Manhattan Associates, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Steward Values Enhanced Small-Mid Cap Fund - Class R6 | Interactive Brokers Group, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Steward Values Enhanced Small-Mid Cap Fund - Class R6 | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Steward Values Enhanced Small-Mid Cap Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Steward Values Enhanced Small-Mid Cap Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Steward Values Enhanced Small-Mid Cap Fund - Class R6 | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Steward Values Enhanced Small-Mid Cap Fund - Class R6 | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Steward Values Enhanced Small-Mid Cap Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Steward Values Enhanced Small-Mid Cap Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Steward Values Enhanced Small-Mid Cap Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Steward Values Enhanced Small-Mid Cap Fund - Class R6 | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Steward Values Enhanced Small-Mid Cap Fund - Class R6 | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Steward Values Enhanced Small-Mid Cap Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Steward Values Enhanced Small-Mid Cap Fund - Class R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Steward Values Enhanced Small-Mid Cap Fund - Class R6 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	95.90%
Steward Values Enhanced Small-Mid Cap Fund - Class R6 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Steward Values Enhanced Small-Mid Cap Fund - Institutional Class | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Steward Values Enhanced Small-Mid Cap Fund - Institutional Class | Illumina, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Steward Values Enhanced Small-Mid Cap Fund - Institutional Class | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Steward Values Enhanced Small-Mid Cap Fund - Institutional Class | Williams-Sonoma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Steward Values Enhanced Small-Mid Cap Fund - Institutional Class | Dynatrace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Steward Values Enhanced Small-Mid Cap Fund - Institutional Class | US Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Steward Values Enhanced Small-Mid Cap Fund - Institutional Class | United Therapeutics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Steward Values Enhanced Small-Mid Cap Fund - Institutional Class | Chesapeake Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Steward Values Enhanced Small-Mid Cap Fund - Institutional Class | Manhattan Associates, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Steward Values Enhanced Small-Mid Cap Fund - Institutional Class | Interactive Brokers Group, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Steward Values Enhanced Small-Mid Cap Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Steward Values Enhanced Small-Mid Cap Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Steward Values Enhanced Small-Mid Cap Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Steward Values Enhanced Small-Mid Cap Fund - Institutional Class | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Steward Values Enhanced Small-Mid Cap Fund - Institutional Class | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Steward Values Enhanced Small-Mid Cap Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Steward Values Enhanced Small-Mid Cap Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Steward Values Enhanced Small-Mid Cap Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Steward Values Enhanced Small-Mid Cap Fund - Institutional Class | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Steward Values Enhanced Small-Mid Cap Fund - Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Steward Values Enhanced Small-Mid Cap Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Steward Values Enhanced Small-Mid Cap Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Steward Values Enhanced Small-Mid Cap Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	95.90%
Steward Values Enhanced Small-Mid Cap Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%